CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest
Balance at Dec. 31, 2010	$ 586,464,496	$ 422,039,086		$ 19,857,905	$ 108,386,781	$ 36,180,724	$ 586,464,496
Balance (in shares) at Dec. 31, 2010		173,846,412
Increase (Decrease) in Stockholders' Equity
Net income (loss)	331,175				332,964		332,964	(1,789)
Other comprehensive income, net of tax	35,465,084					35,465,084	35,465,084
Share-based compensation	4,359,540			4,359,540			4,359,540
Share exercised by employees	148,744	274,762		(126,018)			148,744
Share exercised by employees (in shares)		58,100
Capped call transaction	(23,840,999)			(19,980,578)	(3,860,421)		(23,840,999)
Repurchase of common shares	(1,943,822)		(1,943,822)				(1,943,822)
Repurchase of common shares (in shares)	(1,290,848)	(1,290,848)
Capital contribution from noncontrolling interest	157,238							157,238
Balance at Dec. 31, 2011	601,141,456	422,313,848	(1,943,822)	4,110,849	104,859,324	71,645,808	600,986,007	155,449
Balance (in shares) at Dec. 31, 2011		172,613,664
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(242,562,132)				(242,515,539)		(242,515,539)	(46,593)
Other comprehensive income, net of tax	3,190,413					3,190,413	3,190,413
Share-based compensation	2,221,406			2,221,406			2,221,406
Share exercised by employees		1,081,768		(1,081,768)
Share exercised by employees (in shares)		160,000
Issuance of ordinary shares (net of issuance cost of $4,551,958) (in shares)	0
Issue cost refund	8,779	8,779					8,779
Cancellation of ADSs		(1,943,822)	1,943,822
Capital contribution from noncontrolling interest	403,563							403,563
Balance at Dec. 31, 2012	364,403,485	421,460,573		5,250,487	(137,656,215)	74,836,221	363,891,066	512,419
Balance (in shares) at Dec. 31, 2012		172,773,664
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(258,919,494)				(258,915,539)		(258,915,539)	(3,955)
Other comprehensive income, net of tax	8,777,439					8,777,439	8,777,439
Share-based compensation	1,626,560			1,626,560			1,626,560
Share exercised by employees	477,829	1,405,098		(927,269)			477,829
Share exercised by employees (in shares)		593,800
Issuance of ordinary shares (net of issuance cost of $4,551,958)	52,950,543	52,950,543					52,950,543
Issuance of ordinary shares (net of issuance cost of $4,551,958) (in shares)		30,000,000
Capital contribution from noncontrolling interest	(299,818)							(299,818)
Balance at Dec. 31, 2013	$ 169,016,544	$ 475,816,214		$ 5,949,778	$ (396,571,754)	$ 83,613,660	$ 168,807,898	$ 208,646
Balance (in shares) at Dec. 31, 2013		203,367,464